Cash Flow Information	12 Months Ended
Jun. 30, 2024
Cash Flow Information [Abstract]
CASH FLOW INFORMATION

14. CASH FLOW INFORMATION

	Years Ended June 30,
	2024	2023	2022

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(19,123,464)	(13,806,515)	(12,847,061)

Non-cash items
Depreciation of property and equipment	35,344	37,854	17,848
Depreciation on leased assets	112,185	64,409	36,366
Others	-	-	61
Share-based payment expenses	881,950	966,571	1,506,122
Foreign exchange (gain)/loss	(261,152)	(917,650)	(2,813,635)
Fixed Asset Write Off	-	10,232	-
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	4,624,029	(3,940,343)	(447,684)
(Increase)/Decrease in other current assets	252,986	(968,207)	(516,176)
Increase/(Decrease) in trade and other payables	1,102,239	(1,560,873)	2,604,001
(Decrease) in other current liabilities	(11,935)	-	-
Increase/(Decrease) in provision for employee entitlements	(218,006)	78,685	122,884

Net cash flows used in operating activities	(12,605,824)	(20,035,837)	(12,337,274)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	12,638,885	15,773,783	34,806,799

Closing cash and cash equivalents balance	12,638,885	15,773,783	34,806,799

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2024, 2023 and 2022.